Cover	Nov. 12, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2024
Entity File Number	1-32955
Entity Registrant Name	HOUSTON AMERICAN ENERGY CORP.
Entity Central Index Key	0001156041
Entity Tax Identification Number	76-0675953
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	801 Travis Street
Entity Address, Address Line Two	Suite 1425
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	222-6966
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	HUSA
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	including area code)